CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - AUD ($)	Parent interests	Contributed equity	Reserves	Accumulated losses	Total
Balance at Jun. 30, 2016	$ 11,883,189	$ 115,272,576	$ 6,054,861	$ (109,444,248)	$ 11,883,189
Loss for the year	(8,403,826)			(8,403,826)	(8,403,826)
Other comprehensive income (loss)	(130,655)		(130,655)		(130,655)
Total comprehensive loss	(8,534,481)		(130,655)	(8,403,826)	(8,534,481)
Value of shares issued on conversion of convertible notes	6,814,939	6,814,939			6,814,939
Share-based payments	120,287		120,287		120,287
Share facility fee rebate	295,110	295,110			295,110
Transactions with owners in their capacity as owners	7,230,336	7,110,049	120,287		7,230,336
Balance at Jun. 30, 2017	10,579,044	122,382,625	6,044,493	(117,848,074)	10,579,044
Loss for the year	(5,463,872)			(5,463,872)	(5,463,872)
Other comprehensive income (loss)	(522,966)		(522,966)		(522,966)
Total comprehensive loss	(5,986,838)		(522,966)	(5,463,872)	(5,986,838)
Contributions of equity (net of transaction costs)	(9,963)	(9,963)			(9,963)
Share-based payments	129,635		129,635		129,635
Transactions with owners in their capacity as owners	119,672	(9,963)	129,635		119,672
Balance at Jun. 30, 2018	$ 4,711,878	122,372,662	5,651,162	(123,311,946)	4,711,878
Loss for the year				(6,425,604)	(6,425,604)
Other comprehensive income (loss)			23,668		23,668
Total comprehensive loss			23,668	(6,425,604)	(6,401,936)
Contributions of equity (net of transaction costs)		3,126,162			3,126,162
Share-based payments			341,201		341,201
Transactions with owners in their capacity as owners		3,126,162	335,102		3,461,264
Reversal of forfeited options			(6,099)		(6,099)
Balance at Jun. 30, 2019		$ 125,498,824	$ 6,009,932	$ (129,737,550)	$ 1,771,206